Revenues	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Revenues
18	Revenues

The revenues as of December 31, 2022, 2021 and 2020, are summarized as follows:

	2022	2021	2020
Maritime
Parcel tankers	$351,539	$294,641	$340,767
Maritime administration services (a)	16,343	42,416	131,136
Shipping agencies	31,379	10,360	27,530
Bulk Carrier (b)	304,269	174,643	85,085
Offshore vessels	527,571	317,170	93,373

Maritime infrastructure
Shipyard	118,441	139,226	100,864

Logistics, ports and terminals
Port services	5,659	14,967	41,659
Repair of containers	110,966	158,511	196,584
Intermodal terminal	38,910	44,292	41,794
Automotive services	5,442	5,990	5,447

Warehousing and other businesses
Warehousing	172,537	153,497	139,042
Total consolidated revenue	$1,683,056	$1,351,713	$1,203,281

(a)	As discussed in note 4, the contract that Grupo TMM had as maritime administrator with TMM Division Maritima was terminated in August, 2022.

(b)	The merchandise transportation operation contract terminated in December 2022.

The Company’s revenues do not show any particular grouping characteristic, such as by type of customer (government and private), geographic zone, etc. The main grouping is shown based on the type of revenue for each segment. Moreover, as discussed in Note 4.19, all of the Company’s revenues are recognized over time.